Consolidated Statements of Loss and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Consulting and management fees	$ 5,665,486	$ 5,441,156	$ 2,713,548
Professional fees	2,608,995	1,453,310	2,185,220
Share-based compensation	35,734,452	4,703,254	24,474,191
Travel expense	578,353	390,531	2,704,879
General office expenses	252,000	120,228	183,843
Foreign exchange (gain)	(23,300)	(10,552)	62,479
Communications and promotions	1,809,433	1,251,155	398,880
Operating Loss	46,625,419	13,349,082	32,723,040
Finance income	(17,808)	(302,720)	(259,019)
Change in fair value of warrant liability	(386,900)	0	0
Loss for the year before income taxes	46,220,711	13,046,362	32,464,021
Deferred income tax provision	187,742	160,838	155,360
Loss for the year after income taxes	46,408,453	13,207,200	32,619,381
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Foreign currency translation	15,941,811	(4,912,866)	(3,881,076)
Total comprehensive loss for the year	$ 62,350,264	$ 8,294,334	$ 28,738,305
Basic earnings (loss) per share	$ 1.28	$ 0.37	$ 0.93
Diluted earnings (loss) per share	$ 1.28	$ 0.37	$ 0.93
Weighted average number of ordinary shares used in calculating basic earnings per share	36,116,294	35,390,543	34,905,633